Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Registrant Name	Ladder Capital Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36299
Entity Tax Identification Number	80-0925494
Entity Address, Address Line One	320 Park Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	715-3170
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	LADR
Security Exchange Name	NYSE
Entity Central Index Key	0001577670
Amendment Flag	false